Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Carrying and Estimated Fair Values for Financial Instruments
The following table summarizes the book values and estimated fair values for financial instruments:

			12/31/2021		12/31/2020
			Book value	Fair value	Book value	Fair value (*)
Financial assets			1,915,573	1,916,325	1,851,322	1,861,146
At Amortized Cost			1,375,782	1,376,534	1,275,799	1,285,623
Central Bank compulsory deposits	(a	)	104,592	104,592	90,059	90,059
Interbank deposits	(b	)	69,942	70,112	55,685	55,883
Securities purchased under agreements to resell	(a	)	169,718	169,718	239,943	239,943
Voluntary investments with the Central Bank of Brazil	(a	)	5,800	5,800	—	—
Securities	(c	)	147,746	147,219	129,804	131,159
Loan and Financial Lease	(d	)	822,590	823,699	714,104	722,375
Other financial assets	(e	)	96,473	96,473	93,255	93,255
(-) Provision for Expected Loss			(41,079)	(41,079)	(47,051)	(47,051)
At Fair Value Through Other Comprehensive Income			105,622	105,622	109,942	109,942
Securities	(c	)	105,622	105,622	109,942	109,942
At Fair Value Through Profit or Loss			434,169	434,169	465,581	465,581
Securities	(c	)	364,967	364,967	389,071	389,071
Derivatives	(c	)	69,045	69,045	76,504	76,504
Other financial assets			157	157	6	6
Financial liabilities			1,621,786	1,622,317	1,579,686	1,581,953
At Amortized Cost			1,553,107	1,553,638	1,495,641	1,497,908
Deposits	(b	)	850,372	850,277	809,010	808,965
Securities sold under repurchase agreements	(a	)	252,848	252,848	273,364	273,364
Interbank market funds	(b	)	177,145	177,181	156,035	156,106
Institutional market funds	(b	)	138,636	139,226	138,308	140,549
Other financial liabilities	(e	)	134,106	134,106	118,924	118,924
At Fair Value Through Profit or Loss			63,479	63,479	79,653	79,653
Derivatives	(c	)	63,204	63,204	79,505	79,505
Structured notes			114	114	143	143
Other financial liabilities			161	161	5	5
Provision for Expected Loss			5,200	5,200	4,392	4,392
Loan Commitments			4,433	4,433	3,485	3,485
Financial Guarantees			767	767	907	907

Summary of Breakdown of Fair Value Hierarchy Levels
The following table presents the breakdown of fair value hierarchy levels.

	12/31/2021				12/31/2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	259,868	100,492	1,563	361,923	312,572	70,791	1,968	385,331

Investment funds	653	19,486	—	20,139	576	13,628	—	14,204
Brazilian government securities	215,405	6,350	—	221,755	279,180	6,705	—	285,885
Government securities – other countries	5,561	—	—	5,561	8,210	—	—	8,210

Argentina	930	—	—	930	1,498	—	—	1,498
Chile	837	—	—	837	840	—	—	840
Colombia	1,059	—	—	1,059	3,603	—	—	3,603
United States	2,671	—	—	2,671	2,085	—	—	2,085
Italy	—	—	—	—	130	—	—	130
Mexico	19	—	—	19	5	—	—	5
Paraguay	10	—	—	10	3	—	—	3
Peru	8	—	—	8	5	—	—	5
Uruguay	27	—	—	27	41	—	—	41
Corporate securities	38,249	74,656	1,563	114,468	24,606	50,458	1,968	77,032

Shares	14,355	5,002	—	19,357	14,176	4,871	—	19,047
Rural product note	—	6,791	61	6,852	—	2,285	64	2,349
Bank deposit certificates	—	150	—	150	—	729	—	729
Real estate receivables certificates	—	1,009	3	1,012	—	—	548	548
Debentures	18,638	45,672	1,478	65,788	7,962	20,625	1,350	29,937
Eurobonds and others	5,244	1	8	5,253	2,383	—	—	2,383
Financial bills	—	10,098	13	10,111	—	15,777	6	15,783
Promissory and commercial notes	—	4,684	—	4,684	—	5,616	—	5,616
Other	12	1,249	—	1,261	85	555	—	640
Other Financial Assets	—	157	—	157	—	6	—	6
Financial assets at fair value through other comprehensive income	104,018	1,604	—	105,622	108,018	1,924	—	109,942

Brazilian government securities	68,457	1,185	—	69,642	66,701	1,248	—	67,949
Government securities – other countries	30,194	—	—	30,194	34,402	—	—	34,402

Argentina	405	—	—	405	—	—	—	—
Chile	19,734	—	—	19,734	21,651	—	—	21,651
Colombia	1,847	—	—	1,847	3,986	—	—	3,986
United States	4,518	—	—	4,518	3,750	—	—	3,750
Mexico	1,022	—	—	1,022	1,181	—	—	1,181
Paraguay	1,459	—	—	1,459	2,947	—	—	2,947
Uruguay	1,209	—	—	1,209	887	—	—	887
Corporate securities	5,367	419	—	5,786	6,915	676	—	7,591

Shares	743	—	—	743	1,382	—	—	1,382
Bank deposit certificates	—	131	—	131	109	198	—	307
Debentures	134	217	—	351	419	470	—	889
Eurobonds and others	4,490	8	—	4,498	5,005	8	—	5,013
Financial credit bills	—	6	—	6	—	—	—	—
Other	—	57	—	57	—	—	—	—
Financial assets designated at fair value through profit or loss	3,044	—	—	3,044	3,740	—	—	3,740

Brazilian external debt bonds	3,044	—	—	3,044	3,740	—	—	3,740
Financial liabilities at fair value through profit or loss	—	161	—	161	—	5	—	5

Other financial liabilities	—	161	—	161	—	5	—	5
Financial liabilities designated at fair value through profit or loss	—	114	—	114	—	143	—	143

Structured notes	—	114	—	114	—	143	—	143

Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities
The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2021				12/31/2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	6	68,887	152	69,045	23	76,376	105	76,504

Swap Contracts – adjustment receivable	—	37,924	90	38,014	—	45,926	93	46,019
Option Contracts	3	21,187	62	21,252	4	20,402	12	20,418
Forward Contracts	—	3,111	—	3,111	—	2,085	—	2,085
Credit derivatives	—	242	—	242	—	156	—	156
NDF - Non Deliverable Forward	—	5,943	—	5,943	—	7,596	—	7,596
Other derivative financial instruments	3	480	—	483	19	211	—	230

Liabilities	(3)	(63,076)	(125)	(63,204)	(22)	(79,373)	(110)	(79,505)

Swap Contracts – adjustment payable	—	(34,535)	(111)	(34,646)	—	(51,680)	(109)	(51,789)
Option Contracts	(2)	(22,531)	(14)	(22,547)	(13)	(20,248)	(1)	(20,262)
Forward Contracts	—	(762)	—	(762)	—	(905)	—	(905)
Credit derivatives	—	(198)	—	(198)	—	(76)	—	(76)
NDF - Non Deliverable Forward	—	(4,896)	—	(4,896)	—	(6,426)	—	(6,426)
Other derivative financial instruments	(1)	(154)	—	(155)	(9)	(38)	—	(47)

Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy
The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2020	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and /or out of Level	Fair value at 12/31/2021	Total Gains or Losses (Unrealized)
Financial assets at fair value through profit or loss	1,968	(505)	—	1,993	(865)	(1,028)	1,563	(434)

Corporate securities	1,968	(505)	—	1,993	(865)	(1,028)	1,563	(434)
Real estate receivables certificates	548	(167)	—	1,039	(616)	(801)	3	—
Debentures	1,350	(313)	—	855	(211)	(203)	1,478	(432)
Rural Product Note	64	(15)	—	62	(32)	(18)	61	—
Eurobonds and other	—	(9)	—	23	(6)	—	8	(2)
Financial bills	6	(1)	—	14	—	(6)	13	—

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2020	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2021	Total Gains or Losses (Unrealized)
Derivatives – assets	105	46	—	327	(284)	(42)	152	56

Swap Contracts – adjustment receivable	93	26	—	56	(43)	(42)	90	90
Option Contracts	12	20	—	271	(241)	—	62	(34)
Derivatives – liabilities	(110)	72	—	(233)	148	(2)	(125)	(24)

Swap Contracts – adjustment payable	(109)	8	—	(30)	22	(2)	(111)	(46)
Option Contracts	(1)	64	—	(203)	126	—	(14)	22

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2019	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
Financial assets at fair value through profit or loss	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)
Corporate securities	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)
Real estate receivables certificates	1,444	(726)	—	263	(433)	—	548	(14)
Debentures	225	(369)	—	1,050	(272)	716	1,350	(635)
Rural Product Note	—	(55)	—	227	(19)	(89)	64	(51)
Eurobonds and other	7	(6)	—	69	(12)	(58)	—	—
Financial bills	13	(2)	—	—	(5)	—	6	—
Other	30	(2)	—	10	(38)	—	—	—

Financial assets at fair value through other comprehensive income	34	5	—	298	(221)	(116)	—	—

Corporate securities	34	5	—	298	(221)	(116)	—	—
Real estate receivables certificates	26	—	—	—	(26)	—	—	—
Debentures	—	(2)	6	50	(54)	—	—	—
Eurobonds and other	8	7	(6)	248	(141)	(116)	—	—

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2019	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
Derivatives – Assets	103	89	—	193	(234)	(46)	105	51

Swap Contracts – adjustment receivable	32	107	—	10	(11)	(45)	93	91
Option Contracts	71	(18)	—	183	(223)	(1)	12	(40)
Derivatives – Liabilities	(85)	(93)	—	(130)	177	21	(110)	(90)

Swap Contracts – adjustment payable	(46)	(74)	—	(12)	1	22	(109)	(90)
Option Contracts	(39)	(19)	—	(118)	176	(1)	(1)	—

Summary of Sensitivity Analyses Operations of Level 3
The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for nonlinear assets:

Sensitivity – Level 3 Operations		12/31/2021		12/31/2020
		Impact			Impact
Market risk factor groups	Scenarios	Income	Stockholders’ equity	Income	Stockholders’ equity
Interest rates	I	(1.5)	—	(0.8)	—
	II	(38.2)	—	(19.8)	—
	III	(76.4)	—	(38.2)	—

Commodities, Index and Shares	I	—	—	—	—
	II	—	—	—	—

Nonlinear	I	(56.5)	—	(8.3)	—
	II	(93.3)	—	(11.6)	—